NORTHSTAR VARIABLE TRUST
                          Prospectus Supplement dated
              December 11, 1997 to Prospectus dated August 8, 1997

The disclosure on pages 1, 13 and 15 of the Prospectus is hereby amended to reflect that:

Effective January 1, 1998, the Northstar Variable Trust Income and Growth Portfolio's (the "Portfolio's") sole portfolio manager will be Geoffrey Wadsworth; Northstar Investment Management Corporation will no longer be using the services of Wilson/Bennett Capital Management, Inc. or the Portfolio's previous co-manager Jack Fisher.

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   THIS SUPPLEMENT DOES NOT REPLACE ANY PRIOR SUPPLEMENTS TO THE PROSPECTUS.